GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 20.1%
	COMMODITY - 7.1%
511,655	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$ 6,671,981
249,220	iShares Gold Trust(a),(b)			15,541,359
				22,213,340
	EQUITY - 12.4%
5,570	iShares Core S&P 500 ETF			3,458,413
14,707	iShares MSCI ACWI ETF			1,891,320
31,429	iShares MSCI ACWI ex U.S. ETF			1,915,283
21,393	iShares MSCI EAFE ETF			1,912,320
25,870	iShares MSCI EAFE Small-Cap ETF			1,880,232
40,184	iShares MSCI Emerging Markets ETF			1,938,476
5,584	iShares Russell 1000 ETF			1,896,159
8,910	iShares Russell 2000 ETF			1,922,689
20,061	iShares Russell Mid-Cap ETF			1,845,010
19,565	iShares U.S. Real Estate ETF			1,854,175
160,104	Vanguard FTSE Developed Markets ETF			9,127,530
120,082	Vanguard FTSE Emerging Markets ETF			5,939,256
40,149	Vanguard Real Estate ETF			3,575,670
				39,156,533
	FIXED INCOME - 0.6%
35,408	Vanguard Long-Term Treasury ETF			1,987,097

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,274,157)			63,356,970

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 41.2%
	SOFTWARE — 1.6%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,978,662

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.6%
10,000,000	Federal Home Loan Banks(c)	2.0000	06/30/26	9,831,402
14,000,000	Federal Home Loan Banks(c)	1.5000	07/21/26	13,693,616
4,250,000	Federal Home Loan Banks(c)	2.0000	05/27/27	4,211,111
10,000,000	Federal Home Loan Banks(c)	1.5000	06/30/27	9,618,997
10,000,000	Federal Home Loan Banks(c)	1.5000	01/28/28	9,631,092
10,000,000	Federal Home Loan Banks(c)	1.6250	02/24/28	9,592,041

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 41.2% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.6% (Continued)
14,750,000	Federal Home Loan Banks(c)	1.5000	02/25/28	$ 14,135,392
10,000,000	Federal Home Loan Banks(c)	1.5000	08/16/28	9,520,161
9,900,000	Federal Home Loan Banks(c)	1.5000	08/24/28	9,554,575
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,645,075
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,965,333
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,906,921
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,612,541
2,072,598	Government National Mortgage Association	2.5000	12/20/49	1,815,121
				124,733,378

	TOTAL BONDS & NOTES (Cost $133,994,527)			129,712,040

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.4%
	U.S. TREASURY BILLS — 14.4%
16,000,000	United States Treasury Bill (d)	4.2800	09/02/25	15,880,850
10,000,000	United States Treasury Bill(d)	4.2800	09/11/25	9,915,200
10,000,000	United States Treasury Bill(d)	4.2600	10/30/25	9,859,548
10,000,000	United States Treasury Bill(d)	4.2200	11/06/25	9,853,067
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $45,523,482)			45,508,665

Shares				Fair Value
	SHORT-TERM INVESTMENT — 15.8%
	MONEY MARKET FUND - 15.8%
49,908,730	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.23%(b)(e) (Cost $49,908,730)			49,908,730

	TOTAL INVESTMENTS - 91.5% (Cost $280,700,896)			$ 288,486,405
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%			26,652,875
	NET ASSETS - 100.0%			$ 315,139,280

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
1,423	3 Month Euro Euribor Future	03/15/2027	$ 410,767,638	$ (213,779)
98	CBOT 10 Year US Treasury Note	09/19/2025	10,988,250	80,234
122	CBOT 2 Year US Treasury Note Future	09/30/2025	25,378,859	39,727
213	CBOT 5 Year US Treasury Note	09/30/2025	23,217,000	137,249
38	CBOT Oats Future(b)	12/12/2025	704,425	16,275
1	CBOT Rough Rice Future(b)	09/12/2025	26,660	(1,190)
52	CBOT Soybean Oil Future(b)	12/12/2025	1,645,800	(86,100)
65	CBOT US Treasure Bond Futures	09/19/2025	7,505,469	109,125
291	CME British Pound Currency Future	09/15/2025	24,962,344	354,611
100	CME Canadian Dollar Currency Future	09/16/2025	7,368,000	21,510
16	CME E-Mini NASDAQ 100 Index Future	09/19/2025	7,325,840	260,210
55	CME E-Mini Standard & Poor's 500 Index Future	09/19/2025	17,197,813	514,402
22	CME E-Mini Standard & Poor's MidCap 400 Index	09/19/2025	6,876,100	104,255
47	CME Euro Foreign Exchange Currency Future	09/15/2025	6,953,650	211,030
27	CME Feeder Cattle Future(b)	08/28/2025	4,194,113	72,937
35	CME Lean Hogs Future(b)	08/14/2025	1,505,000	(36,670)
42	CME Live Cattle Future(b)	08/29/2025	3,593,100	53,440
509	CME Mexican Peso Currency Future	09/15/2025	13,463,050	136,145
11	COMEX Copper Future(b)	09/26/2025	1,397,688	59,788
83	COMEX Gold 100 Troy Ounces Future(b)	08/27/2025	27,453,910	(200,250)
10	COMEX Silver Future(b)	09/26/2025	1,808,600	(12,800)
349	Eurex 2 Year Euro SCHATZ Future	09/08/2025	44,087,456	(37,065)
179	Eurex 5 Year Euro BOBL Future	09/08/2025	24,811,213	(59,818)
134	Euro-BTP Italian Bond Futures	09/08/2025	19,097,762	38,316
127	French Government Bond Futures	09/08/2025	18,524,947	(105,577)
118	FTSE 100 Index Future	09/19/2025	14,235,766	(186,446)
85	HKG Hang Seng Index Future	07/30/2025	13,039,175	(58,798)
26	ICE Brent Crude Oil Future(b)	07/31/2025	1,735,240	(133,920)
47	ICE Gas Oil Future(b)	08/12/2025	3,106,700	(395,525)
241	ICE US MSCI Emerging Markets EM Index Futures	09/19/2025	14,863,675	297,495
35	LME Copper Future(b)	09/15/2025	8,647,345	110,720
2	LME Nickel Future(b)	09/15/2025	182,350	(290)
206	LME Primary Aluminum Future(b)	09/15/2025	13,390,309	(30,488)
90	LME Zinc Future(b)	09/15/2025	6,193,530	33,917
38	Long Gilt Future	09/26/2025	4,852,229	(456)
17	NYBOT CSC Cocoa Future(b)	09/15/2025	1,530,000	(42,590)
29	NYMEX Light Sweet Crude Oil Future(b)	07/22/2025	1,888,190	(30,890)
12	NYMEX NY Harbor ULSD Futures(b)	07/31/2025	1,147,255	(32,558)
22	NYMEX Palladium Future(b)	09/26/2025	2,435,620	253,960
70	NYMEX Platinum Future(b)	10/29/2025	4,700,500	163,840
20	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	07/31/2025	1,740,564	(112,413)
29	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	08/29/2025	272,658	(1,207)
172	SGX Nikkei 225 Stock Index Future	09/11/2025	24,155,593	870,247
1,361	Three Month SONIA Index Futures	03/15/2027	451,068,495	570,683
1,674	Three-Month SOFR Futures	03/15/2027	405,756,675	762,025
15	TSE Japanese 10 Year Bond Futures	09/12/2025	14,478,234	60,214
87	WCE Canola Future(b)	11/14/2025	906,592	(5,770)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 3,547,755

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
1,226	CBOT 30 Day Federal Funds Future	09/30/2025	$ 489,545,202	$ (189,185)
275	CBOT Corn Future(b)	12/12/2025	5,850,625	130,800
49	CBOT Soybean Future(b)	11/14/2025	2,516,150	59,088
318	CBOT Soybean Meal Future(b)	12/12/2025	9,199,740	250,560
58	CBOT Wheat Future(b)	12/12/2025	1,624,000	30,425
160	CME Australian Dollar Currency Future	09/15/2025	10,543,200	(178,216)
142	CME Japanese Yen Currency Future	09/15/2025	12,415,238	(86,706)
93	CME New Zealand Dollar Currency Future	09/15/2025	5,682,765	(62,570)
9	Eurex 10 Year Euro BUND Future	09/08/2025	1,379,682	(21,521)
1	Eurex 30 Year Euro BUXL Future	09/08/2025	139,859	1,181
7	Eurex DAX Index Future	09/19/2025	4,957,097	(159,226)
24	LME Copper Future(b)	09/15/2025	5,929,608	(177,933)
52	LME Nickel Future(b)	09/15/2025	4,741,099	56,381
81	LME Primary Aluminum Future(b)	09/15/2025	5,265,122	(247,122)
144	LME Zinc Future(b)	09/15/2025	9,909,648	(105,717)
9	NYBOT CSC C Coffee Future(b)	09/89/2025	1,012,838	66,337
344	NYBOT CSC Number 11 World Sugar Future(b)	09/30/2025	6,241,536	61,768
369	NYBOT CTN Number 2 Cotton Future(b)	12/08/2025	12,569,985	(111,590)
88	NYBOT FINEX United States Dollar Index Future	09/15/2025	8,491,384	192,632
30	NYMEX Henry Hub Natural Gas Futures(b)	07/29/2025	1,036,800	78,350
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ (412,264)

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 3,135,491

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2025.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.